Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management
Financial instruments and risk management

29        Financial instruments and risk management

Overview

The Group has exposure to the following risks, related to financial instruments:

●Credit risk
●Liquidity risk
●Market risk

This Note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing such risks, as well as the Group’s management of its capital. Further quantitative disclosures are included throughout the Financial Statements.

In order to manage these risks and as described hereunder, the group executes from time to time transactions of derivative financial instruments.

The CFO has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Company’s Board of Directors has appointed the Audit Committee to deal with, among other issues, certain financial reporting aspects of the Group’s activities and monitoring the Group’s hedging policies. The Company’s Chief Executive Officer also appointed an Investment Committee to monitor the Company’s investing activities and compliance with its investment policy. The Investment Committee, chaired by the Company’s Chief Executive Officer, provides periodical updates to the Company’s Audit Committee and Board of Directors on its activities.

29	Financial instruments and risk management (cont’d)
(a)	Financial risk
(1)	Credit risk

Trade and other receivables

The Group’s exposure to credit risk is influenced by the individual characteristics of each significant customer. The demographics of the Group’s customer base, including the default risk of the industry and country, in which customers operate, has also an influence on credit risk.

The income of the Group is derived from voyages and services in different countries worldwide. The exposure to a concentration of credit risk with respect to trade receivables is limited due to the relatively large number of customers, wide geographic spread and the ability in some cases to auction the contents of the container, the value of which is most likely to be greater than the customer’s debt for the services provided with respect to such container.

The Group has established a credit policy under which each new credit customer is analysed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes financial analysis from external sources. Credit limits are established for each customer, representing its maximum outstanding balance, available upon approval by the relevant level of authorisation. These limits are reviewed periodically, at least once a year. Customers that fail to meet the Group’s benchmark creditworthiness may transact with the Group only on a cash basis.

Most of the Group’s customers have been transacting with the Group for a few years and losses have occurred infrequently. Trade and other receivables relate mainly to the Group’s wholesale customers. Customers that are graded as “high risk” are placed on a restricted customer list and future sales are made on a cash basis, unless otherwise approved by the credit committee.

In some cases, based on their robustness, customers are requested to provide guarantees.

Provisions for doubtful debts are made to reflect the expected credit losses related to debts whose collection is doubtful per management’s estimation (see also Note 23(b)).

Investments

During the second half of 2021, the Company adopted a new investment policy in respect of its cash reserves, mainly comprised of investments in time deposits, fixed income instruments and liquidity funds, all of which denominated in US dollar, aiming to achieve diversification, while maintaining conservative credit risk and capital preservation. According to such policy, the Company invests in Investment-Grade rated debt instruments, based on leading credit rating agencies. As of December 31, 2021, the weighted average duration of the Company’s investments in debt instruments was 2.9 years.

The Company’s investment committee meets, at least on a quarterly basis, to review the performance of the portfolio managers, discuss market trends and investment outlook, while ensuring compliance with the Company’s investment policy.

Exposure to credit risk

Cash and cash equivalents and bank deposits – Deposits and cash balances at banks are primarily held at banks with a credit rating of at least BBB+.

29        Financial instruments and risk management (cont’d)

(a)	Financial risk (cont’d)
(1)	Credit risk (cont’d)

Other investment instruments – carrying amount by credit rating:

2021
US $’000
AA- to AAA	59,185
A- to A+	64,224
BBB- to BBB+	57,796
Total Outstanding	181,205

Trade receivables

The carrying amount of financial assets represents the maximum credit exposure.

As at December 31, 2021 credit to customers in the amount of approximately US$ 262.5 million is guaranteed by credit insurance.

(2)Liquidity risk

The Group monitors its level of cash and highly marketable investments to ensure sufficient liquidity to meet its obligations and expected needs, considering the Group’s short-term and long-term plans and forecasts.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

	December 31, 2021
		Carrying	Contractual				More than
	Note	amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
		US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Long-term loans and other liabilities	12(a)	142,919	166,955	27,817	42,008	97,130
Lease liabilities	7	3,071,680	3,436,482	1,022,707	912,608	1,267,067	234,100
Short-term borrowings	12(a)	106,503	106,881	106,881
Trade and other payables	14	534,440	534,440	534,440
		3,855,542	4,244,758	1,691,845	954,616	1,364,197	234,100

29	Financial instruments and risk management (cont’d)

(a)  Financial risk (cont’d)

(2)  Liquidity risk (cont’d)

	December 31, 2020
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Debentures (*)	12 (a)	423,700	471,815	13,004	13,083	445,728
Long-term loans and other liabilities	12 (a)	108,444	148,775	20,009	16,266	34,966	77,534
Lease liabilities	7	1,174,016	1,456,107	455,343	292,926	449,090	258,748
Short-term borrowings	12 (a)	122,501	123,139	123,139
Trade and other payables	14	365,354	365,354	365,354
		2,194,015	2,565,190	976,849	322,275	929,784	336,282

(*) The contractual cashflows as of December 31, 2020 did not reflect the early repayments announced and executed during 2021, in respect of the cash-sweep mechanism (see also Note 1(b)).

(3)	Market risk
(i)	Currency risk

The Group is exposed to currency risk on purchases, receivables and payables where they are denominated in a currency other than the United States dollar.

29	Financial instruments and risk management (cont’d)
(a)	Financial risk (cont’d)
(3)	Market risk (cont’d)

The Group’s exposure to foreign currency risk was as follows based on notional amounts:

	December 31, 2021
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	106,219		801
Other non-current investments	165,795	1,339	2,067
Current assets
Other current investments	2,136,427	46	7,985
Trade and other receivables	1,112,761	2,208	92,427
Cash and cash equivalents	1,460,530	22,128	60,642
Non-current liabilities
Loans and other liabilities	(119,076)		(1,751)
Lease liabilities	(2,148,604)	(7,397)	(22,675)
Current liabilities
Short term borrowings and current maturities	(130,139)		(564)
Lease liabilities	(879,998)	(6,315)	(6,691)
Trade and other payables	(428,868)	(50,378)	(55,194)
	1,275,047	(38,369)	77,047

	December 31, 2020
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	4,409		884
Other non-current investments	2,203	1,294	1,391
Current assets
Other current investments	51,195	44	5,438
Trade and other receivables	397,025	497	75,742
Cash and cash equivalents	517,852	11,309	41,253
Non-current liabilities
Loans and other liabilities	(509,858)	(4,197)	(3,309)
Lease liabilities	(776,593)	(10,145)	(25,102)
Current liabilities
Short term borrowings and current maturities	(129,710)	(217)	(8,642)
Lease liabilities	(348,710)	(5,485)	(7,981)
Trade and other payables	(234,004)	(26,889)	(104,461)
	(1,026,191)	(33,789)	(24,787)

29       Financial instruments and risk management (cont’d)

(3)Market risk (cont’d)

(i)Currency risk (cont’d)

Sensitivity analysis

A 10 % appreciation of the United States dollar against NIS at December 31 would have increased / (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss
US $’000
December 31, 2021	3,349
December 31, 2020	3,379

A 10% devaluation of the United States dollar against the NIS on December 31 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

(ii)Interest rate risk

The Group prepares a summary of its exposure to interest rate risk on a periodic basis.

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

	Carrying amount
	2021	2020
	US $’000	US $’000
Fixed rate instruments
Financial assets	3,852,886	627,662
Financial liabilities	(3,285,708)	(1,778,063)
	567,178	(1,150,401)
Variable rate instruments
Financial liabilities	(35,394)	(50,598)
	(35,394)	(50,598)

Fair value sensitivity analysis for fixed rate instruments

Fixed rate instruments accounted by the group at fair value through profit or loss are in immaterial amounts.

Cash flow sensitivity analysis for variable rate instruments

A 10% change in variable interest rates at the reporting date would not have significant influence over the Company’s equity and profit or loss (assuming that all other variables, in particular foreign currency rates, remain constant).

29	Financial instruments and risk management (cont’d)

(b)Fair value

(1)	Financial instruments not measured at fair value

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade and other receivables, bank deposits and other financial assets at amortized cost, trade and other payables and loans and other liabilities, reflect reasonable approximation of their fair value.

(2)	Financial instruments measured at fair value

When measuring the fair value of an asset or a liability, the Company uses market observable data to the extent applicable. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●Level 1: quoted prices (unadjusted) in active markets for identical instruments.
●Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
●Level 3: inputs that are not based on observable market data (unobservable inputs).
(3)	Level 1 financial instruments carried at fair value

	December 31, 2021			December 31, 2020
	investments in	investments in	investments in	investments in	investments in	investments in
	sovereign	corporate	equity	sovereign	corporate	equity
	bonds at fair	bonds at fair	instruments at	bonds at fair	bonds at fair	instruments at
	value through	value through	fair value	value through	value through	fair value
	other	other	through other	other	other	through other
	comprehensive	comprehensive	comprehensive	comprehensive	comprehensive	comprehensive
	income	income	income	income	income	income
US $’000
Other investments:
Current	1,979	16,278	1,995			2,298
Non-Current	35,566	127,382
	37,545	143,660	1,995			2,298